Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net Consisted

Accounts receivable, net consisted of the following:

	March 31, 2025	March 31, 2024

Accounts receivable, net	$1,325,186	$954,917

At March 31, 2025 and March 31, 2024, the analysis of the accounts receivable aging at the reporting date was as follows.

	March 31, 2025	March 31, 2024

Less than 30 days	$1,103,381	$444,526
31-60 days	83,925	382,775
61-90 days	35,735	57,250
More than 90 days	102,145	70,366

	$1,325,186	$954,917

Schedule of Unsatisfied Performance Obligation

The unsatisfied performance obligation resulting from long term satellite connectivity and digitalization contracts were expected to be recognized as revenue over the periods as specified below:

	March 31, 2025	March 31, 2024

Less than 1 year	$2,270,362	$1,343,215
From 1 to 2 years	1,061,866	762,783
From 2 to 3 years	585,489	348,496
From 3 to 4 years	129,652	209,356
From 4 to 5 years	10,715	90,498

Total	$4,058,084	$2,754,348